Borrowings - Schedule of Aggregate Long-term Borrowings (Footnote) (Details) - USD ($) $ in Thousands	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,953,518		$ 2,258,641		$ 1,266,973
HMBS - Related Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt, gross	2,200,000		1,400,000
Financing Liabilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	2,953,518		2,258,641		1,266,973
Servicing [Member] | Financing Liabilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	723,914		814,389		633,804
Servicing [Member] | Financing Liabilities [Member] | Financing Liability - MSRs Pledged [Member]
Debt Instrument [Line Items]
Long-term debt, gross	560,059	[1]	614,441	[1],[2]	633,804	[2]
Lending [Member] | Financing Liabilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross			1,444,252		633,169
Lending [Member] | Financing Liabilities [Member] | HMBS - Related Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,229,604	[3]	$ 1,444,252	[3],[4]	$ 615,576	[4]

[1]	This financing liability arose in connection with the NRZ/HLSS Transactions and has no contractual maturity. The balance of the liability is adjusted each reporting period to its fair value based on the present value of the estimated future cash flows underlying the related MSRs.
[2]	This financing liability arose in connection with the HLSS Transactions and has no contractual maturity. The balance of the liability is adjusted each reporting period to its fair value based on the present value of the estimated future cash flows underlying the related MSRs.
[3]	Represents amounts due to the holders of beneficial interests in Ginnie Mae guaranteed HMBS. The beneficial interests have no maturity dates, and the borrowings mature as the related loans are repaid.
[4]	Represents amounts due to the holders of beneficial interests in Ginnie Mae guaranteed HMBS. The beneficial interests have no maturity dates, and the borrowings mature as the related loans are repaid.